Taxation (Combined Effects of Income Tax Exemption and Reduction) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TAXATION [Abstract]
Tax holiday effect	$ (18,961)	$ (6,282)	$ 1,635
Basic net income/(loss) per share effect	$ (0.56)	$ (0.18)	$ 0.04